Business Combinations Business Combinations - Business Combinations (Tables)	12 Months Ended
Dec. 28, 2013
Statement [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

The following table summarizes the purchase price allocation of the estimated fair values of net assets acquired and liabilities assumed as a result of the Company's acquisitions of Endosense and Nanostim during fiscal year 2013 as follows (in millions):

	Endosense	Nanostim	Total
Assets acquired:
Current assets	$2	$1	$3
Goodwill	258	149	407
IPR&D	33	27	60
Other intangible assets	20	34	54
Other long-term assets	1	1	2
Total assets acquired	314	212	526

Liabilities assumed:
Current liabilities	11	2	13
Net assets acquired	303	210	513

Cash paid	180	124	304
Cash acquired	(9)	(3)	(12)
Net cash consideration	171	121	292
Contingent consideration	132	56	188
Fair value of St. Jude Medical, Inc.'s previously held interest	—	33	33
Total purchase consideration	$303	$210	$513

Spinal Modulation [Member]
Statement [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
The following table summarizes the estimated fair values of Spinal Modulation’s assets and liabilities included in St. Jude Medical's consolidated balance sheets as of the June 7, 2013 consolidation date, and as of December 28, 2013 after elimination of all intercompany balances and transactions (in millions):

	June 7, 2013	December 28, 2013
Cash and cash equivalents	$41	$25
Other current assets	9	5
Goodwill	82	82
IPR&D	45	45
Other intangible assets	7	7
Other long-term assets	1	1
Total assets	185	165

Current liabilities	6	5
Deferred income taxes, net	19	19
Total liabilities	25	24

Non-controlling interest	$120	$104

Cardiomems [Member]
Statement [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
The following table summarizes the estimated fair values of CardioMEMS’ assets and liabilities included in St. Jude Medical's consolidated balance sheets as of the February 27, 2013 consolidation date, and as of December 28, 2013 after elimination of all intercompany balances and transactions (in millions):

	February 27, 2013	December 28, 2013
Cash and cash equivalents	$33	$14
Other current assets	2	6
Goodwill	83	83
IPR&D	63	63
Other long-term assets	2	2
Total assets	183	168

Current liabilities	13	7
Deferred income taxes, net	23	23
Other liabilities	5	4
Total liabilities	41	34

Noncontrolling interest	$84	$68